7. Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Note 7. Goodwill and Other Intangible Assets

As a result of the acquisition of LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11,574,269. The goodwill is not amortizable and is not deductible for tax purposes. Management evaluated goodwill for impairment at December 31, 2019 and 2018 and concluded that no impairment existed as of such dates.